Consolidated Cash Flow Statement (Parenthetical) $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Disclosure of classes of share capital [line items]
Capital increase	[1]	$ 331.7	$ 92.7	$ 8.0
Amount of non cash share issue		$ 319.2	$ 86.5	$ 0.0
Number of vessels acquired | vessel		19	5	0

[1]	³⁾ Please refer to Note 18 for further information on capital increases during the year.